Fair Value Measurements - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Non convertible debt interest rate	18.00%
Volatility rate	30.00%
Non convertible debt interest rate, fluctuation	1.00%
Effect of one percent change in interest rates on fair value of convertible debt	$ 800,000
Minto derivative liability [member]
Disclosure of detailed information about financial instruments [line items]
Minimum market price of copper before Minto top up payment is required	2.50	$ 2.50
Fair value of Minto derivative liability	$ 0	$ 0